VERSUS CAPITAL REAL ESTATE FUND LLC
Portfolio of Investments – June 30, 2025 (Unaudited)

Shares		Value
Private Investment Funds(a) - 86.5%
	Diversified – 86.5%
3,394	AEW Core Property (U.S.) LP	$ 3,476,980
—	AEW Value Investors US LP(b)(c)	46,147,994
48,948,943	CBRE U.S. Core Partners LP	75,518,919
155,048,263	CBRE U.S. Logistics Partners LP(b)	210,520,505
48,621	Clarion Gables Multifamily Trust LP	70,377,620
94,176	Clarion Lion Properties Fund LP	140,600,025
—	DigitalBridge AI Infrastructure B LP(b)(d)	23,220,606
—	DigitalBridge AI Infrastructure D LP(b)(e)	36,623,025
75,021	GI Partners ETS Fund(b)	80,500,000
66,554	Harrison Street Core Property Fund LP	94,802,725
81,454	Heitman America Real Estate Trust LP	101,225,316
64,150	Heitman Core Real Estate Debt Income Trust LP	50,424,533
52,194	Hines European Property Partners(b)	90,645,488
793	Invesco Core Real Estate USA LP	136,587,130
492,050	Invesco Real Estate Asia Fund	55,050,591
90,626	RREEF America II LP	11,344,315
—	Sagard Real Estate - US Property Fund(b)(f)	98,835,518
12,389	TA Realty Core Property Fund LP	15,882,999
2,018	Trumbull Property Fund LP	17,708,367
832	Trumbull Property Income Fund LP	10,084,891
—	US Government Building Open-End Feeder LP(g)	40,904,865
—	USGBF Alpha Feeder LP(h)(i)	26,511,600
57,758	Walton Street Real Estate Core-Plus Fund LP(b)	66,626,153

	Total Private Investment Funds	1,503,620,165
	(Cost $1,467,064,572)
Common Stocks - 18.5%
	Apartments/Single Family Residential – 3.5%
75,405	Agree Realty Corp., REIT	5,509,089
116,136	American Homes 4 Rent, Class A Shares, REIT	4,189,025
35,616	AvalonBay Communities, Inc., REIT	7,247,856
68,372	Camden Property Trust, REIT	7,704,841
282	Comforia Residential REIT, Inc. (Japan)	561,236
874	Daiwa House REIT Investment Corp. (Japan)	1,477,119
162,010	Equity Residential, REIT	10,934,055
9,353	Essex Property Trust, Inc., REIT	2,650,640
56,000	InterRent Real Estate Investment Trust, REIT (Canada)	555,990
1,684	Invincible Investment Corp., REIT (Japan)	725,180
301,515	Invitation Homes, Inc., REIT	9,889,692
723	Nippon Accommodations Fund, Inc., REIT (Japan)	591,289
95,605	NNN REIT, Inc.	4,128,224
66,870	Realty Income Corp., REIT	3,852,381
100,881	UNITE Group, PLC (The), REIT (United Kingdom)	1,175,742
		61,192,359
	Diversified – 3.8%
6,878	American Tower Corp., REIT	1,520,176
114,469	Broadstone Net Lease, Inc., REIT	1,837,228
838,311	Digital Core REIT Management Pte, Ltd. (Singapore)	444,335
82,466	Digital Realty Trust, Inc., REIT	14,376,298
21,259	Equinix, Inc., REIT	16,910,897
89,655	Gaming and Leisure Properties, Inc., REIT	4,185,095
645,800	Keppel DC REIT (Singapore)	1,183,796
392,128	Mercialys SA, REIT (France)	4,928,191
108,711	Merlin Properties Socimi SA, REIT (Spain)	1,433,217
1,419,915	Mirvac Group, REIT (Australia)	2,060,238
2,491	Sekisui House Reit, Inc. (Japan)	1,313,693
959,466	Stockland, REIT (Australia)	3,390,869
526,080	Stoneweg Europe Stapled Trust, REIT (Singapore)	941,938
Shares		Value

	Diversified - (continued)
297,939	VICI Properties, Inc., REIT	$ 9,712,811
57,050	Warehouses De Pauw SCA, REIT (Belgium)	1,397,566
		65,636,348
	Health Care – 3.3%
128,074	American Healthcare REIT, Inc.	4,705,439
66,600	Chartwell Retirement Residences (Canada)	909,193
206,410	Healthcare Realty Trust, Inc., REIT	3,273,663
845,996	Healthpeak Properties, Inc., REIT	14,813,390
14,111	National Health Investors, Inc., REIT	989,464
372,864	Sabra Health Care REIT, Inc.	6,875,612
288,555	Ventas, Inc., REIT	18,222,248
54,240	Welltower, Inc., REIT	8,338,315
		58,127,324
	Hotels – 0.5%
489,607	Host Hotels & Resorts, Inc., REIT	7,520,364
2,234	Japan Hotel REIT Investment Corp. (Japan)	1,180,624
		8,700,988
	Office Properties – 0.7%
35,600	Allied Properties Real Estate Investment Trust, REIT (Canada)	448,611
211,688	Brandywine Realty Trust, REIT	908,142
69,906	BXP, Inc., REIT	4,716,558
736,775	Centuria Capital Group (Australia)	817,619
24,647	COPT Defense Properties, REIT	679,764
107,268	Cousins Properties, Inc., REIT	3,221,258
1,108	Japan Real Estate Investment Corp., REIT (Japan)	907,077
		11,699,029
	Real Estate Operation/Development – 0.6%
1,367,000	Hang Lung Properties Ltd. (Hong Kong)	1,308,519
487,000	Hongkong Land Holdings, Ltd. (Hong Kong)	2,811,580
389,100	Mitsui Fudosan Co., Ltd. (Japan)	3,766,909
852,447	Qualitas Real Estate Income Fund (Australia)	900,134
581,293	Qualitas, Ltd. (Australia)	1,321,500
		10,108,642
	Regional Malls – 0.9%
115,538	Klepierre SA, REIT (France)	4,568,292
400,440	Macerich Co. (The), REIT	6,479,119
25,070	Simon Property Group, Inc., REIT	4,030,253
		15,077,664
	Residential – 0.4%
52,671	Sun Communities, Inc., REIT	6,662,355
	Shopping Centers – 1.2%
57,156	Federal Realty Investment Trust, REIT	5,429,249
221,015	Kimco Realty Corp., REIT	4,645,735
322,179	Kite Realty Group Trust, REIT	7,297,354
104,260	NETSTREIT Corp., REIT	1,765,122
30,161	Regency Centers Corp., REIT	2,148,368
		21,285,828
	Storage – 1.1%
120,785	CubeSmart, REIT	5,133,362
31,931	Extra Space Storage, Inc., REIT	4,707,907
18,940	Iron Mountain, Inc., REIT	1,942,676
21,662	Public Storage, REIT	6,356,064
103,692	Safestore Holdings PLC, REIT (United Kingdom)	1,008,932
		19,148,941
	Warehouse/Industrial – 2.5%
92,885	Americold Realty Trust, Inc., REIT	1,544,677
843	CRE Logistics REIT, Inc., REIT (Japan)	884,078

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ESTATE FUND LLC
Portfolio of Investments – June 30, 2025 (Unaudited) (continued)

Shares		Value

	Warehouse/Industrial - (continued)
73,900	Dream Industrial Real Estate Investment Trust, REIT (Canada)	$ 639,824
151,000	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	469,815
247,210	Goodman Group, REIT (Australia)	5,573,256
422,300	Mapletree Industrial Trust, REIT (Singapore)	677,832
1,096	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	905,797
259,100	Nexus Industrial, REIT (Canada)	1,428,927
26,867	Plymouth Industrial REIT, Inc., REIT	431,484
185,888	Prologis, Inc., REIT	19,540,547
276,870	Rexford Industrial Realty, Inc., REIT	9,848,266
201,060	Segro, PLC, REIT (United Kingdom)	1,882,152
339,573	Tritax Big Box REIT, PLC (United Kingdom)	691,423
		44,518,078

	Total Common Stocks	322,157,556
	(Cost $300,407,232)
Preferred Stocks - 1.3%
	Apartments/Single Family Residential – 0.1%
	American Homes 4 Rent, REIT,
17,300	Series G, 5.88%	394,959
24,239	Series H, 6.25%	569,859
		964,818
	Diversified – 0.1%
19,035	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	411,156
	Digital Realty Trust, Inc., REIT,
10,210	Series J, 5.25%	215,023
19,475	Series L, 5.20%	389,110
		1,015,289
	Hotels – 0.3%
65,300	Chatham Lodging Trust, REIT, Series A, 6.63%	1,292,940
58,185	DiamondRock Hospitality Co., REIT, 8.25%	1,423,787
	Pebblebrook Hotel Trust, REIT,
58,390	Series G, 6.38%	1,024,744
41,305	Series H, 5.70%	676,163
	Sunstone Hotel Investors, Inc., REIT,
15,575	Series H, 6.13%	313,369
45,590	Series I, 5.70%	849,798
		5,580,801
	Office Properties – 0.3%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	107,494
59,338	SL Green Realty Corp., REIT, Series I, 6.50%	1,294,162
	Vornado Realty Trust, REIT,
20,540	Series L, 5.40%	351,029
86,404	Series M, 5.25%	1,429,986
29,465	Series N, 5.25%	486,467
96,176	Series O, 4.45%	1,384,934
		5,054,072
	Shopping Centers – 0.3%
17,550	Kimco Realty Corp., REIT, Series N, 7.25%	1,062,477
	Regency Centers Corp., REIT,
80,806	Series A, 6.25%	1,916,718
60,443	Series B, 5.88%	1,357,550
	Saul Centers, Inc., REIT,
8,400	Series D, 6.13%	175,980
28,408	Series E, 6.00%	594,579
		5,107,304
	Storage – 0.2%
12,655	National Storage Affiliates Trust, REIT, Series A, 6.00%	282,839
	Public Storage, REIT,
17,980	Series G, 5.05%	359,960
Shares		Value

	Storage - (continued)
86,941	Series H, 5.60%	$ 1,949,217
1,935	Series I, 4.88%	36,997
19,380	Series J, 4.70%	356,980
1,590	Series L, 4.63%	29,033
1,685	Series O, 3.90%	25,966
42,060	Series P, 4.00%	662,866
1,845	Series R, 4.00%	29,022
		3,732,880
	Telecommunication – 0.0%
22,905	DigitalBridge Group, Inc., Series I, 7.15%	470,011
	Warehouse/Industrial – 0.0%
45,250	Rexford Industrial Realty, Inc., REIT, Series C, 5.63%	957,942

	Total Preferred Stocks	22,883,117
	(Cost $26,607,987)
Rights - 0.0%
	Warehouse/Industrial – 0.0%
23,385	ESR Kendall Square REIT Co., Ltd., (South Korea)(j)	0

	Total Rights	0
	(Cost $0)
Short-Term Investment - 0.7%
12,082,884	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class 4.19%	12,082,884
	(Cost $12,082,884)
	Total Investments - 107.0%	1,860,743,722
	(Cost $1,806,162,675)
	Liabilities in excess of Other Assets - (7.0)%	(122,073,506)
	Net Assets - 100.0%	$1,738,670,216

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 6.0% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 9.3% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 8.2% of this Fund.
(g)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 38.2% of this Fund.
(i)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(j)	Non-income producing security.
Portfolio Abbreviations:
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ESTATE FUND LLC
Portfolio of Investments – June 30, 2025 (Unaudited) (concluded)

Industry	% of Net Assets
Diversified	90.4%
Apartments/Single Family Residential	3.6%
Health Care	3.3%
Warehouse/Industrial	2.5%
Shopping Centers	1.5%
Storage	1.3%
Office Properties	1.0%
Regional Malls	0.9%
Hotels	0.8%
Short-Term Investment	0.7%
Real Estate Operation/Development	0.6%
Residential	0.4%
Telecommunication	0.0%
Liabilities in excess of Other Assets	(7.0)%
Total	100.0%
See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ESTATE FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2025  (Unaudited)

Securities Valuation - The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing Net Asset Value ("NAV").
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds -  The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value its investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.
Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.
In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value its investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.
If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.
The June 30, 2025 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2025 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

VERSUS CAPITAL REAL ESTATE FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2025  (Unaudited) (continued)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:
	Total Fair Value at 06/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$322,157,556	$272,617,165	$49,540,391	$—
Preferred Stocks*	22,883,117	22,775,623	107,494	—
Rights*	—**	—	—**	—
Short-Term Investment	12,082,884	12,082,884	—	—
Subtotal	$357,123,557	$307,475,672	$49,647,885	$—
Private Investment Funds (held at NAV)*	1,503,620,165
Total	$1,860,743,722
*	See Portfolio of Investments for industry breakout.
**	Securities valued at $0.
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.
General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.
Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

VERSUS CAPITAL REAL ESTATE FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2025  (Unaudited) (continued)

In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of June 30, 2025, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Core Property (U.S.) LP	7/2/2013	3,394	—	$3,128	$3,477	$—	0.2%
AEW Value Investors US LP	8/17/2017	—	24.6%	44,068	46,148	—	2.7%
CBRE U.S. Core Partners LP	3/29/2018	48,948,943	—	68,087	75,519	—	4.3%
CBRE U.S. Logistics Partners LP	3/31/2022	155,048,263	—	200,060	210,520	—	12.1%
Clarion Gables Multifamily Trust LP	3/4/2019	48,621	—	63,031	70,378	—	4.0%
Clarion Lion Properties Fund LP	7/1/2013	94,176	—	126,397	140,600	—	8.1%
DigitalBridge AI Infrastructure B LP	1/24/2025	—	6.0%	22,290	23,221	7,313	1.3%
DigitalBridge AI Infrastructure D LP	1/24/2025	—	9.3%	35,129	36,623	11,167	2.1%
GI Partners ETS Fund	9/24/2021	75,021	—	85,874	80,500	—	4.6%
Harrison Street Core Property Fund LP	8/13/2014	66,554	—	92,207	94,803	—	5.5%
Heitman America Real Estate Trust LP	12/2/2014	81,454	—	98,243	101,225	—	5.8%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	64,150	—	64,761	50,425	—	2.9%
Hines European Property Partners	11/3/2022	52,194	—	70,495	90,645	85,223	5.2%
Invesco Core Real Estate USA LP	12/31/2013	793	—	136,246	136,587	—	7.9%
Invesco Real Estate Asia Fund	9/30/2014	492,050	—	60,433	55,051	—	3.2%
RREEF America II LP	9/30/2013	90,626	—	10,668	11,344	—	0.7%
Sagard Real Estate - US Property Fund	12/30/2019	—	8.2%	97,527	98,835	—	5.7%
TA Realty Core Property Fund LP	1/3/2022	12,389	—	18,527	15,883	—	0.9%
Trumbull Property Fund LP	9/30/2013	2,018	—	21,790	17,708	—	1.0%
Trumbull Property Income Fund LP	4/1/2016	832	—	10,294	10,085	—	0.6%
US Government Building Open-End Feeder LP	5/1/2014	—	1.7%	35,080	40,905	—	2.4%
USGBF Alpha Feeder LP	10/1/2021	—	38.2%	30,037	26,512	—	1.5%
Walton Street Real Estate Core-Plus Fund LP	10/1/2021	57,758	—	72,693	66,626	27,006	3.8%
Total				$1,467,065	$1,503,620	$130,709	86.5%
(a)	The investment funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.
(b)	Initial acquisition date as shares are purchased at various dates.
(c)	Unfunded Commitments approximate their fair values.

VERSUS CAPITAL REAL ESTATE FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2025  (Unaudited) (concluded)

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Core Property (U.S.) LP	Full			45 Days
AEW Value Investors US LP	Full			90 Days
CBRE U.S. Core Partners LP	Partial			60 Days
CBRE U.S. Logistics Partners LP	Partial	Partial	Initial contributions have a three-year lock-up.	90 Days
Clarion Gables Multifamily Trust LP	Partial			90 Days
Clarion Lion Properties Fund LP	Partial			90 Days
DigitalBridge AI Infrastructure B LP		Full	Closed-end fund which terminates upon the disposition of its underlying assets.	N/A
DigitalBridge AI Infrastructure D LP		Full	Closed-end fund which terminates upon the disposition of its underlying assets.	N/A
GI Partners ETS Fund		Partial		90 Days
Harrison Street Core Property Fund LP				45 Days
Heitman America Real Estate Trust LP	Partial			90 Days
Heitman Core Real Estate Debt Income Trust LP	Partial			90 Days
Hines European Property Partners		Partial	Initial contributions have a three-year lock-up.	90 Days
Invesco Core Real Estate USA LP	Partial			45 Days
Invesco Real Estate Asia Fund	Partial			45 Days
RREEF America II LP	Full			45 Days
Sagard Real Estate - US Property Fund	Partial			90 Days
TA Realty Core Property Fund LP	Partial			45 Days
Trumbull Property Fund LP	Full			60 Days
Trumbull Property Income Fund LP	Full			60 Days
US Government Building Open-End Feeder LP				60 Days
USGBF Alpha Feeder LP				60 Days
Walton Street Real Estate Core-Plus Fund LP		Partial	Contributions have a two-year lock-up.	45 Days
(a)	The Fund submitted a redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.
Name Change - Effective July 29, 2025, the Fund’s name was changed from Versus Capital Real Estate Fund LLC to Harrison Street Real Estate Fund LLC. The Adviser's name was also changed from Versus Capital Advisors LLC to Harrison Street Private Wealth LLC. The investment objective and principal investment strategies of the Fund have not changed.